Income tax benefit (expense) - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current period	$ (7,660)	$ (4,889)	$ (1,736)
Changes related to prior years	1,616	7	57
Total current tax	(6,044)	(4,881)	(1,680)
Deferred tax
Recognition of unused tax losses/(use of tax losses)	(243)	(1,146)	(137)
Other	4,394	18	(987)
Total deferred tax	4,151	(1,128)	(1,124)
Total tax benefit/(expense)	(1,893)	(6,009)	(2,804)
Tax exempt profit / loss	(502)	(4,535)	2,642
Non-deductible expenses	$ (7,605)	$ (1,602)	$ (315)